Related Party Transactions - Additional Information (Detail) - USD ($)							11 Months Ended
	Jul. 31, 2020	Jul. 28, 2020	Jul. 23, 2020	Jun. 26, 2020	May 29, 2020	Mar. 02, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Common stock, shares, outstanding			10,350,000
Proceeds from issue of warrants							$ 10,280,000
Repayment of notes payable							159,720
Administrative expenses - related party							$ 50,000
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Stock related warrants issued during the period shares							10,280,000
Class of warrant or right, price per warrant							$ 1.00
Proceeds from issue of warrants							$ 10,300,000
Private Placement Warrants [Member] | Share Trigger Price Two [Member]
Related Party Transaction [Line Items]
Warrants redemption price per share							$ 0.01
Minimum notice period for warrants redemption							30 days
Sponsor [Member]
Related Party Transaction [Line Items]
Stock issued during the period value for services						$ 25,000
Stock issued during the period shares issued for shares	180,000
Stock Held by the sponsor	8,445,000
Share transfer restriction, threshold consecutive trading days							20 days
Share transfer restriction, threshold trading days							30 days
Number of days for a particular event to get over for determning trading period							150 days
Debt face value						$ 300,000
Repayment of notes payable		$ 160,000
Conversion of debt into warrants value							$ 1,500,000
Converion price per unit of debt into warrant							$ 1.00
Due to related parties							$ 9,750
Sponsor [Member] | Minimum
Related Party Transaction [Line Items]
Share price (in dollars per share)							$ 12.00
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction							$ 10,000
Selling, General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administrative expenses - related party							$ 50,000
Common Class B
Related Party Transaction [Line Items]
Common stock, par value							$ 0.0001
Common stock, shares, outstanding							10,350,000
Common Class B | Sponsor [Member]
Related Party Transaction [Line Items]
Common stock, par value						$ 0.0001
Stock issued during the period shares issued for shares			1,725,000	1,437,500	1,437,500	8,625,000
Common stock shares subject to forfeiture					1,437,500
Common stock, shares, outstanding			10,170,000	8,625,000	8,625,000
Common Class A
Related Party Transaction [Line Items]
Common stock, par value							$ 0.0001
Common stock, shares, outstanding							1,823,290
Number of shares called by each warrant		1
Common Class A | Private Placement Warrants [Member] | Share Trigger Price Two [Member]
Related Party Transaction [Line Items]
Warrants redemption price per share							$ 18.00
Common Class A | Minimum
Related Party Transaction [Line Items]
Warrants redemption price per share							11.50
Common Class A | Minimum | Share Price That Will Trigger Warrant Redemption [Member]
Related Party Transaction [Line Items]
Share price (in dollars per share)							$ 10.00